COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ASSET MANAGEMENT - 2.0%
78,030	FTAI Infrastructure, LLC	$ 673,399

	ELECTRIC UTILITIES - 2.0%
8,605	NRG Energy, Inc.	669,985

	ELECTRICAL EQUIPMENT - 2.0%
9,253	Argan, Inc.	676,949

	ENGINEERING & CONSTRUCTION - 3.9%
3,983	Dycom Industries, Inc.(a)	672,171
30,429	Tutor Perini Corporation(a)	662,744
		1,334,915
	ENTERTAINMENT CONTENT - 2.0%
8,195	AppLovin Corporation, Class A(a)	681,988

	FOOD - 4.1%
17,869	Pilgrim's Pride Corporation(a)	687,778
15,363	Vital Farms, Inc.(a)	718,527
		1,406,305
	HEALTH CARE FACILITIES & SERVICES - 9.9%
6,837	Cardinal Health, Inc.	672,214
2,993	Cencora, Inc.	674,323
25,949	GeneDx Holdings Corporation(a)	678,306
1,151	McKesson Corporation	672,230
4,960	Tenet Healthcare Corporation(a)	659,829
		3,356,902
	HOUSEHOLD PRODUCTS - 2.0%
63,642	Nu Skin Enterprises, Inc., Class A	670,787

	INSURANCE - 6.0%
9,161	Jackson Financial, Inc., Class A	680,296
13,072	Mercury General Corporation	694,646
3,320	Reinsurance Group of America, Inc.	681,496
		2,056,438

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INTERNET MEDIA & SERVICES - 5.8%
3,672	Alphabet, Inc., Class A	$ 668,855
1,311	Meta Platforms, Inc., Class A	661,032
2,158	Spotify Technology S.A.(a)	677,158
		2,007,045
	LEISURE FACILITIES & SERVICES - 4.0%
3,908	Texas Roadhouse, Inc.	671,043
1,597	Wingstop, Inc.	674,988
		1,346,031
	METALS & MINING - 2.0%
148,453	SSR Mining, Inc.	669,523

	OIL & GAS PRODUCERS - 8.0%
25,293	Coterra Energy, Inc.	674,564
3,936	Marathon Petroleum Corporation	682,817
42,754	Permian Resources Corporation	690,478
5,303	Targa Resources Corporation	682,920
		2,730,779
	PUBLISHING & BROADCASTING - 2.1%
137,229	Gray Television, Inc.	713,591

	RENEWABLE ENERGY - 2.0%
26,588	SolarEdge Technologies, Inc.(a)	671,613

	RETAIL - CONSUMER STAPLES - 4.0%
800	Costco Wholesale Corporation	679,992
10,054	Walmart, Inc.	680,756
		1,360,748
	RETAIL - DISCRETIONARY - 6.0%
3,952	Abercrombie & Fitch Company, Class A(a)	702,823
3,082	Dick's Sporting Goods, Inc.	662,168
194,195	Hertz Global Holdings, Inc.(a)	685,508
		2,050,499
	SEMICONDUCTORS - 4.0%
5,113	Micron Technology, Inc.	672,513

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 4.0% (Continued)
5,493	NVIDIA Corporation	$ 678,605
		1,351,118
	SOFTWARE - 4.1%
13,540	BILL Holdings, Inc.(a)	712,475
5,677	CommVault Systems, Inc.(a)	690,153
		1,402,628
	SPECIALTY FINANCE - 2.0%
8,381	Mr. Cooper Group, Inc.(a)	680,789

	TECHNOLOGY HARDWARE - 8.0%
4,876	Dell Technologies, Inc., Class C	672,449
1,768	Motorola Solutions, Inc.	682,537
5,270	NetApp, Inc.	678,776
10,375	Pure Storage, Inc., Class A(a)	666,179
		2,699,941
	TECHNOLOGY SERVICES - 2.0%
4,624	Leidos Holdings, Inc.	674,549

	TELECOMMUNICATIONS - 2.0%
12,057	United States Cellular Corporation(a)	673,022

	TRANSPORTATION & LOGISTICS - 8.0%
23,724	Global Ship Lease, Inc.	683,014
13,655	Navios Maritime Partners, L.P.	696,815
8,336	SkyWest, Inc.(a)	684,136
30,760	ZIM Integrated Shipping Services Ltd.	681,949
		2,745,914
	WHOLESALE - CONSUMER STAPLES - 2.0%
52,765	United Natural Foods, Inc.(a)	691,222
	TOTAL COMMON STOCKS (Cost $33,219,092)	$ 33,996,680

COUNTERPOINT QUANTITATIVE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value

	TOTAL INVESTMENTS - 99.9% (Cost $33,219,092)	$ 33,996,680
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	25,823
	NET ASSETS - 100.0%	$ 34,022,503

LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.